Non Purchased Loans - Activity in Related Party Loans (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Receivables [Abstract]
Balance outstanding at December 31, 2018	$ 2,941
Principal additions	190
Principal reductions	(2,744)
Balance outstanding at December 31, 2019	$ 387